Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document and Entity Information
Entity Registrant Name	Moelis & Co
Entity Central Index Key	0001596967
Document Type	S-1/A
Pre-Effective Amendment Number	1
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer